SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Feb. 28, 2022	May 31, 2021	May 31, 2020
Property, Plant and Equipment [Line Items]
Total cost	$ 1,315,462	$ 866,590	$ 295,503
Less accumulated depreciation	(538,100)	(292,282)	(62,771)
Net property and equipment	777,362	574,308	232,733
Net property and equipment	777,362	574,308	232,733
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	110,849	110,849	52,189
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 1,204,613	$ 755,741	$ 243,314